SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	Sep. 30, 2023
Maximum | Plant and building
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Property, plant and equipment useful life	40 years
Maximum | Machinery and equipment
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Property, plant and equipment useful life	15 years
Maximum | Furniture and office equipment
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Property, plant and equipment useful life	8 years
Maximum | Motor vehicles
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Property, plant and equipment useful life	10 years
Minimum | Plant and building
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Property, plant and equipment useful life	20 years
Minimum | Machinery and equipment
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Property, plant and equipment useful life	10 years
Minimum | Furniture and office equipment
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Property, plant and equipment useful life	5 years
Minimum | Motor vehicles
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Property, plant and equipment useful life	5 years